Summary of Significant Accounting Policies - Schedule of Contract Liabilities at the Beginning of the Reporting Period (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Contract Liabilities at the Beginning of the Reporting Period [Abstract]
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	¥ 4,259,197	$ 592,510	¥ 1,989,310	¥ 7,851,588